Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Salaries and short-term employee benefits (i)	$ 1,258,191	$ 1,821,211	$ 1,141,349
Stock-based compensation	663,145	7,600,415	169,969
Key management personnel compensation	$ 1,928,836	$ 9,421,626	$ 1,311,318